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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment           [ ] Amendment Number : ______
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc R. Lisker, Esq.
Title:    General Counsel, MSD Capital, L.P.
Phone:    (212) 303-1668

Signature, Place, and Date of Signing:

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
/s/ Marc R. Lisker, Esq.           New York, NY          February 14, 2012
--------------------------         ---------------       ------------------
      (Signature)                  (City, State)              (Date)
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Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    13
Form 13F Information Table Value Total:  692,655  (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED,
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED
SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
         Column 1                Column 2    Column 3   Column 4       Column 5       Column 6  Column 7        Column 8
----------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------------
                                                                                                            Voting Authority
                                 Title of                Value     Shrs or  SH/ Put/ Investment  Other   ----------------------
       Name of Issuer             Class       Cusip    (X $1,000)  prn amt  PRN Call Discretion Managers   Sole    Shared  None
----------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------- ----
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140    3,202     100,428 SH         SOLE                100,428       0  0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140   14,346     450,000 SH         SHARED                    0 450,000  0
ASBURY AUTOMOTIVE GROUP INC   COM            043436104   79,476   3,686,273 SH         SOLE              3,686,273       0  0
BLUEKNIGHT ENERGY PARTNERS L  COM UNIT       09625U109   23,357   3,576,944 SH         SOLE              3,576,944       0  0
DINEEQUITY INC                COM            254423106  106,047   2,512,356 SH         SOLE              2,512,356       0  0
DOMINOS PIZZA INC             COM            25754A201   97,968   2,885,650 SH         SOLE              2,885,650       0  0
ECHOSTAR CORP                 CL A           278768106   75,688   3,614,508 SH         SOLE              3,614,508       0  0
FUTUREFUEL CORPORATION        COM            36116M106   44,712   3,600,000 SH         SOLE              3,600,000       0  0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT 55608B105   86,504   3,094,964 SH         SOLE              3,094,964       0  0
SCHOOL SPECIALTY INC          COM            807863105    4,711   1,884,500 SH         SOLE              1,884,500       0  0
SUNSTONE HOTEL INVS INC NEW   COM            867892101   28,496   3,496,452 SH         SOLE              3,496,452       0  0
TYLER TECHNOLOGIES INC        COM            902252105   40,823   1,355,800 SH         SOLE              1,355,800       0  0
WRIGHT EXPRESS CORP           COM            98233Q105   87,325   1,608,787 SH         SOLE              1,608,787       0  0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.